SCHEDULE OF INVESTMENT IN NON MARKETABLE SECURITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 03, 2019
Cost of investment	$ 89,001	$ 577,035	$ 66,484
Total investment in non-marketable securities	1,500	1,500	1,500
Directors of Unreserved Investments [Member]
Investment in non-marketable securities			730,637
Less: Sale of investment in non-marketable securities			(730,637)
Investment in non-marketable securities
Phoenix Plus Corporation [Member]
Cost of investment	1,500	1,500	1,500	$ 1,500
Total investment in non-marketable securities	$ 1,500	$ 1,500	$ 1,500